The leases recognized as right-of-use assets in accordance with IFRS 16 are disclosed below: (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total right-of-use asset by leases	$ 425	$ 344	$ 357
Balance at beginning of year	344	357
Additions	539	465
Depreciation for the year	(458)	(478)	(336)
Balance at end of the year	$ 425	$ 344	$ 357